Compensation Plans (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Stock-based Compensation

Stock-based compensation and equity-based expense charged to operations or capitalized are summarized as follows:

	Three Months Ended September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$197	$1,007	$1	$1,205
Selling and marketing	65	342	-	407
General and administrative	1,611	882	257	2,750
Total costs charged to operations	1,873	2,231	258	4,362
Capitalized platform development	-	237	-	237
Total stock-based compensation	$1,873	$2,468	$258	$4,599

	Three Months Ended September 30, 2022
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$901	$1,871	$-	$2,772
Selling and marketing	61	749	-	810
General and administrative	2,439	2,039	251	4,729
Total costs charged to operations	3,401	4,659	251	8,311
Capitalized platform development	-	404	-	404
Total stock-based compensation	$3,401	$5,063	$251	$8,715

	Nine Months Ended September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$1,655	$3,388	$7	$5,050
Selling and marketing	193	1,082	-	1,275
General and administrative	6,298	3,602	753	10,653
Total costs charged to operations	8,146	8,072	760	16,978
Capitalized platform development	-	785	-	785
Total stock-based compensation	$8,146	$8,857	$760	$17,763

	Nine Months Ended September 30, 2022
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$2,800	$4,802	$-	$7,602
Selling and marketing	207	1,942	-	2,149
General and administrative	7,083	6,697	1,246	15,026
Total costs charged to operations	10,090	13,441	1,246	24,777
Capitalized platform development	-	1,529	-	1,529
Total stock-based compensation	$10,090	$14,970	$1,246	$26,306

Schedule of Unrecognized Compensation Expense

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of September 30, 2023 were as follows:

	As of September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Unrecognized compensation expense	$5,123	$7,592	$257	$12,972
Weighted average period expected to be recognized (in years)	1.19	1.19	0.46	2.84

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2022 was as follows:

	As of December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Unrecognized compensation expense	$13,515	$17,369	$1,006	$31,890
Weighted average period expected to be recognized (in years)	1.53	1.62	1.00	1.56